Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Restricted Cash and Cash Equivalents
Restricted cash and cash equivalents as at December 31, 2019 and 2020, are as follows:

(In millions of Korean won)	December 31, 2019	December 31, 2020	Description
Bank deposits	￦ 21,290	￦ 28,414	Deposit restricted for government project and others